Lease Inducement (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Lease Inducement 1	115,016
Lease Inducement 2	5
Lease Inducement 3	24,491
Lease Inducement 4	25,560
Lease Inducement 5	25,560